Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long-term Debt

Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
ExOne
Building note payable to a bank, with monthly payments of $18 including interest at 4.00% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,270	$2,334

Building note payable to an unrelated entity, with monthly payments including interest at 6.00% through June 2014.	—	300

Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.00% through July 2014.	—	727

Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.00% (3.21% at December 31, 2012) through December 2017.	—	1,193

Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	—	1,056

Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	—	886

Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under a related interest rate swap agreement.	—	760

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under a related interest rate swap agreement.	—	228

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	—	213

	2,270	7,697

Less: Current portion of long-term debt	124	2,028

	$2,146	$5,669

Long-term debt consists of the following at December 31:

	2012	2011
ExOne
Building note payable to a bank, with monthly payments including interest at 4.3% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,334	$—
Building note payable to an unrelated entity, with monthly payments including interest at 6.0% through June 2014.	300	—
Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	727	765
Equipment note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	—	420
Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.0% (3.21% at December 31, 2012) through December 2017.	1,193	—
Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	1,056	1,291
Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	886	1,108
Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under an interest rate swap (see below).	760	781
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under an interest rate swap (see below).	228	433
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	213	631

	7,697	5,429
Less: Current portion of long-term debt	2,028	1,294

	$5,669	$4,135

Future Maturities of Long-Term Debt	Future maturities of long-term debt at December 31, 2012, are approximately as follows:

2013	$2,028
2014	1,829
2015	853
2016	878
2017	402
Thereafter	1,707

$7,697

Terms of Interest Rate Swap Agreements

The significant terms of interest rate swap agreements at December 31, 2012 and 2011, are as follows:

	2012
	TMF building note payable	TMF equipment note payable
Notional amount	$760	$228
Fixed rate	6.80%	6.68%
Floating rate	2.66%	2.66%
Maturity date	April 2, 2013	April 2, 2013

	2011
	TMF building note payable	TMF equipment note payable
Notional amount	$781	$433
Fixed rate	6.80%	6.68%
Floating rate	2.73%	2.73%
Maturity date	April 2, 2013	April 2, 2013